Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right of use assets

	Year Ended December 31,
($000s)	2021	2020
Depreciation periods (straight-line, in years)	3-5	3-5
Cost at the beginning of the year	$2,543	$2,081
Additions	158	417
Impact of currency translation	(10)	45

Cost at the end of the year	$2,691	$2,543

Accumulated depreciation at the beginning of the year	$1,527	$706
Depreciation	818	810
Impact of currency translation	(11)	11

Accumulated depreciation at the end of the year	2,334	1,527

Recorded value at the end of the year	$357	$1,016

Summary of Lease in the statements of income	Leases in the Consolidated Statements of Profit and Loss

	Year Ended December 31,
($000s)	2021	2020	2019
Depreciation	$818	$810	$698
Finance cost	31	63	50

Summary of Lease in the statements of financial instruments
Leases in the Consolidated Statements of Financial Position

($000s)	2021	2020
Balance at January 1	$1,058	$1,398
Additions	158	317
Accretion of interest	31	136
Payments	(874)	(793)

Balance at December 31	373	1,058

Non-current	11	327
Current	362	731

Total lease liabilities	$373	$1,058